Share Capital	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Share Capital
24.
Share capital

Number of ordinary shares
Issued share capital
At 1 January 2022	—
Shares issued to PIPE investors	13,193,068
Reorganisation
- Share exchange (see Note 2)	128,376,418
- Shares issued to holders of Class A and Class B ordinary shares of Bridgetown 2	19,641,074
Shares issued as part of the Employee Share Grant Plan	749,802
At 31 December 2022	161,960,362

All issued ordinary shares are fully paid. Fully paid ordinary shares carry one vote per share and carry a right to dividends as and when declared by the Company.

As described in Note 2, upon closing of the Business Combination, all of the 3,555,946 ordinary shares of PropertyGuru outstanding was exchanged for 128,376,418 ordinary shares of the Company outstanding with a par value of US$0.0001 per share.

As at 31 December 2021 and 2020, the total number of ordinary shares of PropertyGuru outstanding are 127,838,995 and 55,983,598 respectively with no par value. The movements of the shares issued by PropertyGuru in prior periods presented have been retrospectively adjusted to give effect to the share exchange for purpose of calculation of loss per shares (Note 12).

	No. of ordinary shares*	Amount
		$’000
2021
Beginning of financial year	55,983,598	36,553
Shares issued	23,469,947	252,338
Conversion of preference shares to ordinary shares	48,385,450	395,456
End of financial year	127,838,995	684,347
2020
Beginning of financial year	55,381,455	33,886
Shares issued	602,143	2,667
End of financial year	55,983,598	36,553

* Retrospectively adjusted to give effect to the impact of share exchange.

24.
Share capital (continued)

During the financial year ended 31 December 2021, PropertyGuru Pte. Ltd. issued 341,957 (2020: 595,825) ordinary shares amounting $2,278,000 (2020: $2,611,000) to employees as part of the Employee Share Grant Plan, 114,948 (2020: Nil) ordinary shares amounting $1,243,000 (2020: Nil) to non-executive directors as part of the Non-Executive Directors Share Plan (“NED Plan”), 22,816 (2020: 6,318) ordinary shares amounting $180,000 for non-executive directors as part of the remuneration and 22,990,226 ordinary shares amounting $248,637,000 in connection with the acquisition of the Panama.

During the financial year ended 31 December 2021, PropertyGuru also fully converted 48,385,450 of its preference shares into ordinary shares.